Provision for Income Taxes Reconciliations to Recorded Tax Provision (Benefit) Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision (benefit) at statutory rate			$ 378	$ 451	$ 421
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests			(78)	(72)	(96)
State income taxes (net of federal benefit)			26	2	11
Foreign operations - net			(32)	(36)	(14)
Federal settlements			0	0	(109)
International revised assessments			0	0	(38)
Taxes on undistributed earnings of foreign subsidiaries - net	99	(66)	99	0	(66)
Other - net			8	15	15
Provision (benefit) for income taxes			$ 401	$ 360	$ 124